Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of variable interest entities
	December 31,	December 31,
	2019	2018

ASSETS
Current assets:
Cash and cash equivalents	$266,750	$561,340
Accounts receivable, net	1,339,633	1,829,084
Inventories, net	1,982,601	2,004,603
Due from related party	-	437
Total current assets	3,588,984	4,395,464

Total assets	$3,588,984	$4,395,464

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
Amounts due to inter-companies(1)	$3,286,627	$3,664,964
Advances from customers	-	21,571
Accounts payable	380,219	609,818
Taxes payable	12,217	4,455
Due to related party	2,094	-
Total current liabilities	3,681,157	4,300,808

Total liabilities	3,681,157	4,300,808

Net assets	$(92,173)	$94,656

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Company.

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Revenue	$13,653,381	$10,858,274	$9,744,914
Net income (loss)	$(181,557)	$(204,967)	$25,246

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Net cash provided by (used in) operating activities(1)	$(297,121)	$(1,021,593)	$296,037
Net cash provided by (used in) financing activities	$2,531	$1,475,795	$(376,338)
Net (decrease) increase in cash and cash equivalents	$(294,590)	$454,202	$(80,301)

(1)	Intercompany balances are eliminated upon consolidation.

Schedule of estimated useful lives for property, plant and equipment

Items	Useful life
Property and buildings	10–20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery equipment	3–10 years
Automobiles	4–10 years
Office equipment and furniture	3–5 years

Schedule of estimated useful lives for intangible assets
Items	Useful life
Land use rights	50 years
Trademarks	10 years
Patents	7-10 years

Schedule of foreign currency translations
	December 31, 2019	December 31, 2018	December 31, 2017

Period-end spot rate	US $1=RMB 6.9680	US $1=RMB 6.8776	US $1=RMB 6.5074
	US $1=IDR 13,864.71	NA	NA

Average rate	US $1=RMB 6.9088	US $1=RMB 6.6163	US $1=RMB 6.7578
	US $1=IDR 14,142.41	NA	NA